INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	$ 74,321,000	$ 63,189,000	$ 53,696,000
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	18,340,000	16,251,000	13,802,000
Fixed assets - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	217,000	212,000	203,000
Other - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	256,000	245,000	393,000
Capital loss carry-forwards -Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	4,143,000	4,125,000	4,028,000
Lease - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	(28,000)	(8,000)	45,000
Exploration and evaluation properties - Congo [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	$ 51,393,000	$ 42,364,000	$ 35,225,000